Consolidated Statement of Cash Flows ₨ in Millions, $ in Millions		12 Months Ended
		Mar. 31, 2026 INR (₨)	Mar. 31, 2026 USD ($)	Mar. 31, 2025 INR (₨)	Mar. 31, 2024 INR (₨)	Mar. 31, 2026 USD ($)
Cash flows from operating activities
Profit before tax		₨ 13,620	$ 145	₨ 10,034	₨ 8,142
Adjustments to reconcile profit before tax to net cash flows:
Finance costs		60,278	642	51,368	46,762
Depreciation, amortisation and impairment		26,738	285	20,670	17,583
Change in fair value of warrants		(184)	(2)	(595)	(551)
Gain on disposal of subsidiaries (net)		(3,542)	(38)	(3,088)	(3,659)
Share based payments		897	10	1,277	1,653
Interest income		(4,177)	(45)	(4,451)	(5,121)
Gain on acquisition of 3E NV (refer Note 29)		(2,383)	(25)	0	0
Others		621	7	218	2,256
Working capital adjustments:
(Increase) / decrease in trade receivables and contract assets		(499)	(5)	(3,082)	3,867
Increase in inventories		(9,495)	(101)	(2,395)	(755)
Increase in other assets		(7,867)	(84)	(899)	(1,445)
Increase in trade payables and other liabilities		11,432	122	730	3,493
Cash generated from operations		85,439	911	69,787	72,225
Income tax refund (net)		(4,001)	(43)	(2,222)	(3,294)
Net cash generated from operating activities (a)		81,438	868	67,565	68,931
Cash flows from investing activities
Purchase of property, plant and equipment, intangible assets and right of use assets		(93,966)	(1,001)	(93,659)	(153,838)
Investment in deposits having residual maturity more than 3 months and mutual funds		(504,305)	(5,375)	(363,586)	(443,704)
Redemption of deposits having residual maturity more than 3 months and mutual funds		487,079	5,191	375,219	426,706
Deferred consideration received				642	1,120
Disposal of subsidiaries, net of cash disposed (refer Note 36)		5,302	57	4,777	5,741
Purchase consideration paid					(1,638)
Interest received		3,694	39	4,139	3,606
Loans given		(250)	(3)	(292)	(228)
Investment in optionally convertible debentures & energy funds		(306)	(3)	(215)	(290)
Investment in jointly controlled entities (refer Note 51)				(1,189)	(10)
Net cash used in investing activities (b)		(102,752)	(1,095)	(74,164)	(162,535)
Cash flows from financing activities
Shares issued during the period		542	6	20	17
Shares bought back, held as treasury stock (refer Note 16)					(4,819)
Payment for acquisition of interest from non-controlling interest				(335)	(237)
Payment of lease liabilities (including payment of interest expense) (refer Note 38)		(878)	(9)	(663)	(588)
Proceeds from shares and debentures issued by subsidiaries		9,731	104	1,829	7,608
Put options exercised during the year (refer Note 42)					(1,000)
Dividend paid to non-controlling interest		(613)	(7)
Proceeds from interest-bearing loans and borrowings		470,602	5,015	362,957	413,976
Repayment of interest-bearing loans and borrowings		(416,964)	(4,444)	(285,976)	(280,350)
Interest paid (including settlement gain / loss on derivative instruments)	[1]	(59,870)	(638)	(57,848)	(52,190)
Net cash generated from financing activities (c)		2,550	27	19,984	82,417
Net increase / (decrease) in cash and cash equivalents (a) + (b) + (c)		(18,764)	(200)	13,385	(11,187)
Cash and cash equivalents at the beginning of the year		40,419	431	27,021	38,182
Cash & cash equivalents received on acquisition (refer Note 52)		107	1
Effects of exchange rate changes on cash and cash equivalents		62	1	13	26
Cash and cash equivalents at the end of the year		21,824	$ 233	40,419	27,021
Components of cash and cash equivalents
Cash and cheque on hand		2		1	0	$ 0
Balances with banks:
- On current accounts		8,165		15,083	11,466	87
- Deposits with original maturity of less than 3 months		14,678		25,335	15,555	156
Total cash and cash equivalents (refer Note 15)		22,845		40,419	27,021	243
Less: Bank overdraft (refer Note 23)		(1,021)				(11)
Total cash and cash equivalents		₨ 21,824		₨ 40,419	₨ 27,021	$ 233

[1]	includes INR 11,269 (March 31, 2025: INR 11,251; March 31, 2024: INR 9,853) that has been capitalized.